Other Receivables (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Receivables, Net, Current [Abstract]
Deposits to supermarkets	$ 223,514	$ 79,419	$ 950,188
Loan receivables	326		70,809
Travel advances to employees	48,505	22,648	6,515
Others	12,934	3,361	36,042
Other receivables, Gross	285,279	105,428	1,063,554
Less: allowance for doubtful accounts	(21,448)	(11,457)	(9,940)
Other receivables, Net	$ 263,831	$ 93,971	$ 1,053,614